Shareholder Report, Holdings (Details)	Jun. 30, 2025
CTIVP – Westfield Mid Cap Growth Fund - Class 1 | Axon Enterprise, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
CTIVP – Westfield Mid Cap Growth Fund - Class 1 | Vertiv Holdings Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
CTIVP – Westfield Mid Cap Growth Fund - Class 1 | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
CTIVP – Westfield Mid Cap Growth Fund - Class 1 | Tapestry, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
CTIVP – Westfield Mid Cap Growth Fund - Class 1 | Roblox Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
CTIVP – Westfield Mid Cap Growth Fund - Class 1 | TransDigm Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
CTIVP – Westfield Mid Cap Growth Fund - Class 1 | Ares Management Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
CTIVP – Westfield Mid Cap Growth Fund - Class 1 | Vistra Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
CTIVP – Westfield Mid Cap Growth Fund - Class 1 | AutoZone, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
CTIVP – Westfield Mid Cap Growth Fund - Class 1 | DexCom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
CTIVP – Westfield Mid Cap Growth Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
CTIVP – Westfield Mid Cap Growth Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
CTIVP – Westfield Mid Cap Growth Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
CTIVP – Westfield Mid Cap Growth Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
CTIVP – Westfield Mid Cap Growth Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
CTIVP – Westfield Mid Cap Growth Fund - Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
CTIVP – Westfield Mid Cap Growth Fund - Class 1 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
CTIVP – Westfield Mid Cap Growth Fund - Class 1 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
CTIVP – Westfield Mid Cap Growth Fund - Class 1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
CTIVP – Westfield Mid Cap Growth Fund - Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
CTIVP – Westfield Mid Cap Growth Fund - Class 1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
CTIVP – Westfield Mid Cap Growth Fund - Class 1 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
CTIVP – Westfield Mid Cap Growth Fund - Class 2 | Axon Enterprise, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
CTIVP – Westfield Mid Cap Growth Fund - Class 2 | Vertiv Holdings Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
CTIVP – Westfield Mid Cap Growth Fund - Class 2 | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
CTIVP – Westfield Mid Cap Growth Fund - Class 2 | Tapestry, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
CTIVP – Westfield Mid Cap Growth Fund - Class 2 | Roblox Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
CTIVP – Westfield Mid Cap Growth Fund - Class 2 | TransDigm Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
CTIVP – Westfield Mid Cap Growth Fund - Class 2 | Ares Management Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
CTIVP – Westfield Mid Cap Growth Fund - Class 2 | Vistra Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
CTIVP – Westfield Mid Cap Growth Fund - Class 2 | AutoZone, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
CTIVP – Westfield Mid Cap Growth Fund - Class 2 | DexCom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
CTIVP – Westfield Mid Cap Growth Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
CTIVP – Westfield Mid Cap Growth Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
CTIVP – Westfield Mid Cap Growth Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
CTIVP – Westfield Mid Cap Growth Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
CTIVP – Westfield Mid Cap Growth Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
CTIVP – Westfield Mid Cap Growth Fund - Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
CTIVP – Westfield Mid Cap Growth Fund - Class 2 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
CTIVP – Westfield Mid Cap Growth Fund - Class 2 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
CTIVP – Westfield Mid Cap Growth Fund - Class 2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
CTIVP – Westfield Mid Cap Growth Fund - Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
CTIVP – Westfield Mid Cap Growth Fund - Class 2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
CTIVP – Westfield Mid Cap Growth Fund - Class 2 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%